Share-based option plan	12 Months Ended
Dec. 31, 2017
Share-based option plan
Share-based option plan

27.Share-based option plan

27.1.Equity-settled awards

27.1.1.First share option plan

The first share option plan (“First Option Plan”) of the Company was approved on a Shareholders’ Meeting held on December 11, 2009. The plan has a term of 10 years, and no option may be granted after this period. Exercise conditions of options issued under the First Option Plan require in addition to a vesting period of 4 years, the occurrence of an initial public offering (IPO) of the shares of the Company.

27.1.2.Second share option plan

The second share option plan (“Second Option Plan”) was approved on a Shareholders’ Meeting held on June 30, 2014, as amended.

Exercise conditions of options issued under the programs of the Second Option Plan, prior to Azul’s IPO, require in addition to a vesting period of 4 years, the occurrence of an initial public offering (IPO) of the shares of the Company. The options have an 8-year life.

The options issued under the programs of the Second Option Plan, after Azul’s IPO, require a vesting period of 4 years. The options have a 10-year life and the exercise price shall equal to the lowest stock price traded in the stock market during the thirty (30) trading sessions prior to the options grant approved by the Board of Directors.

27.1.3.Third share option plan

The third share option plan (“Third Option Plan”) was approved on a Shareholders’ Meeting held on March 10, 2017.

Exercise conditions of options issued under the Third Option Plan require a vesting period of 5 years. The options have a 5-year life and options can only be exercised within15 days after each vesting anniversary.

27.1.4. Information about the fair value of share options and expense

The grant-date fair value of share options has been measured using the Black-Scholes model applying, expected volatility has been calculated based on historical volatility of airline shares listed on stock exchanges in Brazil and Latin America. The inputs are mentioned below.

	First Option Plan
	1st program	2nd program	3rd program

Total options granted	5,032,800	1,572,000	656,000
Date of compensation committee	Dec 11, 2009	Mar 24, 2011	April, 05, 2011
Total options outstanding	2,213,675	695,600	326,660
Option exercise price	R$3.42	R$6.44	R$6.44
Option fair value as of grant date	R$1.93	R$4.16	R$4.16
Estimated volatility of the share price	47.67%	54.77%	54.77%
Expected dividend	1.10%	1.10%	1.10%
Risk-free rate of return	8.75%	12.00%	12.00%
Average remaining maturity (in years)	—	—	—
Maximum life of the option	10 years	10 years	10 years
Expected term considered for valuation	7 years	7 years	7 years

	Second Option Plan				Third Option Plan
	1st program	2nd program	3rd program	4rd program	1st program

Total options granted	2,169,122	627,810	820,250	680,467	9,343,510
Date of compensation committee	June 30, 2014	July 01, 2015	July 01, 2016	July 06, 2017	Mar 14, 2017
Total options outstanding	1,680,229	542,276	768,270	680,467	9,343,510
Option exercise price	R$19.15	R$14.51	R$14.50	R$22.57	R$11.85
Option fair value as of grant date	R$11.01	R$10.82	R$10.14	R$12.82	R$4.82
Estimated volatility of the share price	40.59%	40.59%	43.07%	43.35%	50.64%
Expected dividend	1.10%	1.10%	1.10%	1.10%	1.10%
Risk-free rate of return	12.46%	15.69%	12.21%	10.26%	11.32%
Average remaining maturity (in years)	0.4	1.5	2.5	3.5	4.2
Maximum life of the option	8 years	8 years	8 years	10 years	5 years
Expected term considered for valuation	4.5 years	4.5 years	4.5 years	5.5 years	5 years

Changes in stock options are disclosed below:

	Number of stock options	Weighted average exercise price (in reais)

Balance as of December 31, 2015	10,057,732	R$	7.49
Granted	820,250	R$	19.37

Balance as of December 31, 2016	10,877,982	R$	8.38
Granted	10,023,977	R$	12.58
Cancelled	(468.818)	R$	8.19
Exercised	(4.182.454)	R$	5.61

Balance as of December, 31, 2017	16,250,687	R$	11.69

Number of options exercisable as of:

December 31, 2016	7,566,621	R$	5.26
December 31, 2017	4,788,718	R$	8.11

Share-based compensation expensed recognized in the statement of operations during the year ended December 31, 2017 with respect to the share options amounted to R$19.9 (December 31, 2016 - R$9.9) in “Salaries, wages and benefits”.

27.2.Restricted share units

The Shareholders’ Meeting held on June 30, 2014 approved a restricted share units plan (“RSU Plan”). Under the terms of the RSU Plan participants were granted a fixed monetary amount (in Reais) which would be settled in a quantity of preferred shares determined by dividing the monetary amount by the price per share of the preferred shares at IPO.

Exercise conditions of RSUs required, in addition to a vesting period of four years, the occurrence of an IPO of the shares of the Company for the RSUs to become exercisable. The Company can settle the portion of the RSUs for which the vesting period was completed in cash or in shares. The fair value of the award, prior to the IPO, was determined at each statement of financial position date as the monetary amount of the awards in Reais discounted from the earliest date at which the Company could settle the amount in cash using the risk-free interest rate and the obligation was recorded as a liability.

At the date of the IPO, the monetary amount of the awards was converted into units based on the IPO date fair value of the preferred shares. The related liability was reclassified to equity in line with the post IPO settlement method.

Subsequent grants are measured based on the grant date fair value of the awards.

27.2.1.Information about the fair value of RSUs and expense

	Date of compensation committee	Total shares granted	Total shares outstanding	Fair value as of grant date (in reais)

1 st program	June 30, 2014	487,670	109,210	R$	21.00
2nd program	July 01, 2015	294,286	141,405	R$	21.00
3rd program	July 01, 2016	367,184	274,267	R$	21.00
4th program	July 06, 2017	285,064	285,064	R$	24.17

		1,434,204	809,946

Changes in RSU are disclosed below:

Number of RSU

As of December 31, 2015	672,715
Granted	367,184
Paid	(179,959)

As of December 31, 2016	859,940
Granted	285,064
Cancelled	(63,676)
Paid	(271,382)

As of December, 31, 2017	809,946

Share-based compensation expensed recognized in the statement of operations during the year ended December 31, 2017 with respect to the RSU amounted to R$10.0 (December 31, 2016 - R$5.3) in “Salaries, wages and benefits”.